Issued capital and reserves - Capital Transactions (Details) - USD ($)					12 Months Ended
	Sep. 26, 2023	Apr. 12, 2023	Mar. 11, 2022	Jan. 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Apr. 26, 2024	Apr. 22, 2024	Apr. 09, 2024	Feb. 12, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary share price (usd per share)			$ 0.75	$ 1.175
Share price per ADS (usd per share)	$ 7.075	$ 5.15	$ 7.50	$ 11.75
Issue of shares and warrants	$ 5,999,999	$ 20,000,000	$ 23,000,001	$ 9,281,349
Transaction costs					$ 551,000	$ 2,170,000
Notional amount								$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000
Shares issued (in shares)					246,262,004	193,426,478	251,408,922
Increase (decrease) through conversion of convertible instruments, equity	$ 6,000,000
Underwriters' over-allotment shares issued (in shares)			4,000,000
Borrowings, interest rate											9.50%
Ordinary shares
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants (in shares)	8,480,564	38,834,952	30,666,668	7,899,020		7,899,020
Issue of shares and warrants	$ 89,046	$ 423,301	$ 674,813	$ 178,802	$ 423,000
Increase (decrease) through conversion of convertible instruments, equity					89,000
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants	5,910,953	19,576,699	22,325,188	9,102,547	19,577,000
Transaction costs	$ 100,000	$ 400,000	$ 2,000,000	$ 100,000	551,000	$ 2,170,000
Increase (decrease) through conversion of convertible instruments, equity					$ 5,911,000